Cover	Mar. 28, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41189
Entity Registrant Name	Aetherium Acquisition Corp.
Entity Central Index Key	0001866547
Entity Tax Identification Number	86-3449713
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	79B Pemberwick Rd.
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
City Area Code	(650)
Local Phone Number	450-6836
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	GMFIU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	GMFI
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	GMFIW
Security Exchange Name	NASDAQ